SEGMENT INFORMATION	12 Months Ended
Feb. 23, 2013
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 14—SEGMENT INFORMATION

Refer to the Consolidated Segment Financial Information for financial information concerning the Company’s operations and financial position by reportable segment.

The Company’s operating segments reflect the manner in which the business is managed and how the Company allocates resources and assesses performance internally. The Company’s chief operating decision maker is the Chief Executive Officer.

The Company offers a wide variety of grocery products, general merchandise and health and beauty care, pharmacy, fuel and other items and services. The Company’s business is classified by management into three reportable segments: Retail Food, Save-A-Lot and Independent Business. These reportable segments are three distinct businesses, each with a different customer base, marketing strategy and management structure. The Company reviews its reportable segments on an annual basis, or more frequently if events or circumstances indicate a change in reportable segments has occurred.

The Retail Food segment derives revenues from the sale of groceries at retail locations operated by the Company. The Save-A-Lot segment derives revenues from the sale of groceries at retail locations operated and licensed by the Company (both the Company’s own stores and stores licensed by the Company to which the Company distributes wholesale products). The Independent Business reportable segment derives revenues from wholesale distribution to independently owned retail food stores, mass merchants and other customers (collectively referred to as “independent retail customers”). Substantially all of the Company’s operations are domestic.

The Company offers a wide variety of nationally advertised brand name and private-label products, primarily including grocery (both perishable and nonperishable), general merchandise and health and beauty care, pharmacy and fuel, which are sold through the Company’s owned and licensed and franchised retail stores to shoppers and through its Independent Business to independent retail customers. The amounts and percentages of Net sales for each group of similar products sold in the Retail Food, Save-A-Lot and Independent Business segments consisted of the following:

	2013		2012		2011
Retail Food:
Nonperishable grocery products (1)	$2,689	16%	$2,820	17%	$2,938	17%
Perishable grocery products (2)	1,428	8	1,461	8	1,508	8
Pharmacy products	512	3	483	3	465	3
Fuel	77	—	126	1	110	1
Other	30	—	31	—	33	—

	4,736	27%	4,921	29%	5,054	29%
Save-A-Lot:
Nonperishable grocery products (1)	$2,865	17%	$2,925	17%	$2,705	15%
Perishable grocery products (2)	1,330	8	1,296	7	1,185	7

	4,195	25%	4,221	24%	3,890	22%
Independent Business:
Product sales to independent retail customers	$8,160	48%	$8,194	47%	$8,400	49%
Services to independent retail customers	6	—	—	—	13	—

	8,166	48%	8,194	47%	8,413	49%

Net sales	$17,097	100%	$17,336	100%	$17,357	100%

(1)	Includes such items as dry goods, general merchandise, health and beauty care, beverages, dairy, frozen foods, and candy
(2)	Includes such items as meat, produce, deli and bakery